Exhibit 99.1

Morgan Stanley Capital I Trust 2016-PSQ

Commercial Mortgage Pass-Through Certificates, Series 2016-PSQ

Report To:

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley & Co. LLC

Morgan Stanley Bank, N.A.

6 January 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Morgan Stanley Capital I Inc. Morgan Stanley Mortgage Capital Holdings LLC Morgan Stanley & Co. LLC Morgan Stanley Bank, N.A. 1585 Broadway New York, New York 10036

Re:	Morgan Stanley Capital I Trust 2016-PSQ Commercial Mortgage Pass-Through Certificates, Series 2016-PSQ (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Morgan Stanley Capital I Inc. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that secures the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained on the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, perform an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

6 January 2016

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in Morgan Stanley Capital I Trust 2016-PSQ (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of two promissory notes (collectively, the “Trust Notes”) issued by Penn Square Mall, LLC, a Delaware limited liability company (the “Borrower”), evidencing a portion of a ten-year fixed-rate loan (the “Mortgage Loan”),
c.	The Mortgage Loan is part of a split loan structure comprised of the Mortgage Loan and one promissory note (the “Companion Loan,” together with the Mortgage Loan, the “Whole Loan”) that is pari passu in right of payment with portions of the Mortgage Loan and which will not be an asset of the Issuing Entity,
d.	The Whole Loan is secured primarily by, among other things, a first mortgage lien on the Borrower’s leasehold interest the Penn Square Mall, a superregional shopping mall in Oklahoma City, Oklahoma (the “Mall”) and
e.	Certain improvements (the “Non-Owned Improvements”) at the Mall are owned by the related tenants and are not part of the collateral for the Whole Loan.

For the purpose of the procedures described in this report, the Mall, excluding the Non-Owned Improvements, is hereinafter referred to as the “Property.”

Procedures we performed and our associated findings

1.	We obtained from the Depositor:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information on the Mortgage Loan, Companion Loan, Whole Loan and Property as of 1 January 2016 (the “Cut-off Date”) and
b.	A record layout and decode table related to the information on the Preliminary Data File.

Using the information on the Source Documents, we compared the Compared Characteristics shown on Exhibit 2 of Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 of Attachment A, subject to the qualifications and exceptions stated in the notes to Exhibit 2 of Attachment A and the next paragraph of this Item 1.

The Source Document(s) that the Depositor instructed us to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Attachment A Page 2 of 5

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”
3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files), that the Depositor indicated contains information on the Mortgage Loan, Companion Loan, Whole Loan and Property as of the Cut-off Date and
b.	A record layout and decode table related to the information on the Final Data File.

Using information on the:

i.	Final Data File and
ii.	Updated Data File,

we compared each Compared Characteristic on Exhibit 2 of Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Whole Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Whole Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.
5.	Using the:
a.	First Payment Date and
b.	Maturity Date

of the Whole Loan, both as shown on the Final Data File, we recalculated the “Original Loan Term (mos)” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Original Loan Term (mos) and
b.	Seasoning

of the Whole Loan, both as shown on the Final Data File, we recalculated the “Remaining Loan Term (mos)” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	For the Whole Loan, the amended and restated promissory note Source Document indicates that the Whole Loan is interest-only for the entire “Original Loan Term (mos).” Based on this information, the Depositor instructed us to:
a.	Use the “Original Loan Term (mos)” of the Whole Loan, as shown on the Final Data File, for the original interest-only period of the Whole Loan (the “IO Term (mos)”),
b.	Use the “Trust Loan Original Balance” of the Mortgage Loan, as shown on the Final Data File, as the:
i.	Principal balance of the Mortgage Loan as of the Cut-off Date (the “Trust Loan Cut-off Date Balance”) and
ii.	Principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Trust Loan Balloon Balance”),
c.	Use the “Non Trust Loan Original Balance” of the Companion Loan, as shown on the Final Data File, as the:
i.	Principal balance of the Companion Loan as of the Cut-off Date (the “Non Trust Loan Cut-off Date Balance”) and
ii.	Principal balance of the Companion Loan as of the “Maturity Date” of the Companion Loan (the “Non Trust Loan Balloon Balance”),
d.	Use the “Whole Loan Original Balance” of the Whole Loan, as shown on the Final Data File, as the:
i.	Principal balance of the Whole Loan as of the Cut-off Date (the “Whole Loan Cut-off Date Balance”) and
ii.	Principal balance of the Whole Loan as of the “Maturity Date” of the Whole Loan (the “Whole Loan Balloon Balance”),
e.	Use “0” for the “Original Amortization Term” characteristic on the Final Data File and
f.	Use “NAP” for the “Monthly P&I Payment,” “Annual P&I Debt Service,” “Underwritten In-Place P&I NOI DSCR” and “Underwritten In-Place P&I NCF DSCR” characteristics on the Final Data File.

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:

a. Whole Loan Cut-off Date Balance,

b. Whole Loan Balloon Balance,

c. Appraisal Value and

d.	Collateral SF

of the Whole Loan and Property, as applicable, all as shown on the Final Data File, we recalculated the:

i. Cut-off Date LTV,

ii.	Maturity Date LTV and
iii.	Loan PSF

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to round the “Cut-off Date LTV” and “Maturity Date LTV” to the nearest 1/10th of one percent.

Attachment A Page 4 of 5

11.	Using the:

a. Whole Loan Cut-off Date Balance,

b. Underwritten In-Place NOI and

c. Underwritten In-Place NCF

of the Whole Loan and Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Underwritten In-Place NOI Debt Yield and
ii.	Underwritten In-Place NCF Debt Yield

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to round the “Underwritten In-Place NOI Debt Yield” and “Underwritten In-Place NCF Debt Yield” to the nearest 1/10th of one percent.

12.	Using the:
a.	Whole Loan Original Balance,
b.	Interest Rate and
c.	Interest Accrual Method

of the Whole Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 12., we recalculated the:

i.	Monthly IO Payment and
ii.	Annual IO Debt Service

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly IO Payment” of the Whole Loan as 1/12th of the product of:

i.	The “Whole Loan Original Balance,” as shown on the Final Data File,
ii.	The “Interest Rate,” as shown on the Final Data File, and
iii.	366/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual IO Debt Service” of the Whole Loan as the product of:

i.	The “Whole Loan Original Balance,” as shown on the Final Data File,
ii.	The “Interest Rate,” as shown on the Final Data File, and
iii.	366/360.

Attachment A Page 5 of 5

13.	Using the:
a.	Annual IO Debt Service,
b.	Underwritten In-Place NOI and
c.	Underwritten In-Place NCF

of the Whole Loan and Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Underwritten In-Place IO NOI DSCR and
ii.	Underwritten In-Place IO NCF DSCR

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to round the “Underwritten In-Place IO NOI DSCR” and “Underwritten In-Place IO NCF DSCR” to two decimal places.

14.	Using the:
a.	Interest Rate and
b.	Administrative Fee Rate

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Whole Loan Source Documents
Document Title	Document Date

Amended and Restated Promissory Note	22 December 2015

Loan Agreement	22 December 2015

Guaranty Agreement	22 December 2015

Escrow Letter	22 December 2015

Settlement Statement	22 December 2015

Lockbox Agreement	22 December 2015

Assignment of Management Agreement	22 December 2015

Ground Lease Review	Not Applicable

Property Source Documents
Document Title	Document Date

Appraisal Report	7 December 2015

Engineering Report	24 November 2015

Phase I Environmental Report	24 November 2015

USPS Internet Site (www.usps.com)	Not Applicable

Underwritten Rent Roll	31 October 2015

Underwriting Summary	Not Applicable

Pro Forma Title Policy	Not Applicable

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:
Characteristic	Source Document
Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	USPS Internet Site (www.usps.com)
Zip Code	USPS Internet Site (www.usps.com)
Property Type	Appraisal Report
Property Type Detail	Appraisal Report
Year Built	Appraisal Report
Most Recent Renovation	Appraisal Report
Total Property SF (see Note 2)	Underwritten Rent Roll
Total Property Occupancy Rate (see Note 2)	Underwritten Rent Roll
Collateral SF (see Note 2)	Underwritten Rent Roll
Collateral Occupancy Rate (see Note 2)	Underwritten Rent Roll
Occupancy As of Date	Underwritten Rent Roll

Third Party Information:
Characteristic	Source Document
Appraisal Date	Appraisal Report
Appraisal Value	Appraisal Report
Environmental Phase I Report Date	Phase I Environmental Report
Engineering Report Date	Engineering Report

Major Tenant Information: (see Note 2)
Characteristic	Source Document
Major Tenant 1	Underwritten Rent Roll
Major Tenant 1 Sq. Ft.	Underwritten Rent Roll
Major Tenant 1 Expiration	Underwritten Rent Roll
Major Tenant 2	Underwritten Rent Roll
Major Tenant 2 Sq. Ft.	Underwritten Rent Roll
Major Tenant 2 Expiration	Underwritten Rent Roll
Major Tenant 3	Underwritten Rent Roll
Major Tenant 3 Sq. Ft.	Underwritten Rent Roll
Major Tenant 3 Expiration	Underwritten Rent Roll
Major Tenant 4	Underwritten Rent Roll
Major Tenant 4 Sq. Ft.	Underwritten Rent Roll
Major Tenant 4 Expiration	Underwritten Rent Roll
Major Tenant 5	Underwritten Rent Roll
Major Tenant 5 Sq. Ft.	Underwritten Rent Roll
Major Tenant 5 Expiration	Underwritten Rent Roll

Exhibit 2 to Attachment A

Underwriting Information: (see Note 3)
Characteristic	Source Document
Forth Most Recent NOI Date	Underwriting Summary
Forth Most Recent NOI	Underwriting Summary
Third Most Recent NOI Date	Underwriting Summary
Third Most Recent NOI	Underwriting Summary
Second Most Recent NOI Date	Underwriting Summary
Second Most Recent NOI	Underwriting Summary
Most Recent NOI Date	Underwriting Summary
Most Recent Description	Underwriting Summary
Most Recent Revenue	Underwriting Summary
Most Recent Expenses	Underwriting Summary
Most Recent NOI	Underwriting Summary
Most Recent NCF	Underwriting Summary
Underwritten In-Place Revenue	Underwriting Summary
Underwritten In-Place Expenses	Underwriting Summary
Underwritten In-Place NOI	Underwriting Summary
Underwritten In-Place Replacement Reserve	Underwriting Summary
Underwritten In-Place TI/LC Reserve	Underwriting Summary
Underwritten In-Place NCF	Underwriting Summary

Reserve and Escrow Information:
Characteristic	Source Document
Real Estate Tax Escrow – Initial	Loan Agreement
Real Estate Tax Escrow – Ongoing	Loan Agreement
Insurance Escrow – Initial	Loan Agreement
Insurance Escrow – Ongoing	Loan Agreement
Replacement Reserve Escrow – Initial	Loan Agreement
Replacement Reserve Escrow – Ongoing	Loan Agreement
Immediate Repairs Escrow – Initial	Loan Agreement
Immediate Repairs Escrow – Ongoing	Loan Agreement
Rollover Escrow – Initial	Loan Agreement
Rollover Escrow – Ongoing	Loan Agreement
Other Escrow Required	Loan Agreement
Other Escrow 1 Description	Loan Agreement
Other Escrow 1 Initial	Loan Agreement
Other Escrow 1 Ongoing	Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan, Companion Loan and Whole Loan Information: (see Note 4)
Characteristic	Source Document(s)

Origination Date	Loan Agreement and Amended and Restated Promissory Note
Whole Loan Original Balance	Amended and Restated Promissory Note
Interest Accrual Method	Amended and Restated Promissory Note
First Payment Date	Amended and Restated Promissory Note
Interest Rate	Amended and Restated Promissory Note
Maturity Date	Amended and Restated Promissory Note
Lockout Expiration Date (see Notes 5 and 6)	Amended and Restated Promissory Note
Open Period Begin Date (see Notes 6 and 7)	Amended and Restated Promissory Note
Prepay Description (see Note 6)	Amended and Restated Promissory Note
Lockbox (see Note 8)	Loan Agreement and Lockbox Agreement
Cash Management (see Note 9)	Loan Agreement and Lockbox Agreement
Sponsor	Loan Agreement
Carve-Out Guarantor(s)	Guaranty Agreement
Title Type (see Note 10)	Pro Forma Title Policy
Ground Lessor	Ground Lease Review
Ground Lease Expiration Date	Ground Lease Review
Loan Purpose	Settlement Statement

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, we were instructed by the Depositor to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Total Property SF,” “Total Property Occupancy Rate,” “Collateral SF,” “Collateral Occupancy Rate” and “Major Tenant Information” characteristics, the Depositor instructed us to include the improvements associated with ground lease tenants, all as shown on the underwritten rent roll Source Document.
3.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $2 or less.

Exhibit 2 to Attachment A

Notes: (continued)

4.	For each “Mortgage Loan, Companion Loan and Whole Loan Information” characteristic, the Depositor instructed us to:
a.	Compare the information for each of these characteristics, as shown on the Preliminary Data File, to the corresponding information on the applicable Source Documents for the Whole Loan, and
b.	Use the information for each characteristic described in a. above for the Mortgage Loan, Companion Loan and Whole Loan (as applicable).
5.	For the purpose of comparing the “Lockout Expiration Date” characteristic, the Depositor instructed us to use the day prior to the first “Scheduled Payment Date” (as defined on the amended and restated promissory note Source Document) which occurs during the open period.
6.	For the purpose of comparing the:
a.	Lockout Expiration Date,
b.	Open Period Being Date and
c.	Prepay Description

characteristics, the Depositor instructed us to assume that the entire “Loan” (as defined on the loan agreement Source Document) has been securitized.

7.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Scheduled Payment Date” which occurs during the open period.
8.	For purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” characteristic if the loan agreement and lockbox agreement Source Documents require all tenants to remit all payments due under their respective leases directly to a lockbox account controlled by the lender.
9.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described on the Source Documents, revenue in the lockbox account is transferred to an account controlled by the borrower, and
b.	Upon the occurrence of an event of default or one or more specific trigger events described on the Source Documents, revenue in the lockbox account is transferred to a cash management account controlled by the lender, and such funds are used to pay monthly debt service and reserve payments, as described on the Source Documents.
10.	The pro forma title policy Source Document has a “Title Type” of “Fee Simple and Leasehold.” For the Whole Loan, the Depositor instructed us to use “Leasehold” for the “Title Type” characteristic.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Environmental Phase II Report Date
Seismic Report Date
Trust Loan Original Balance (see Note 1)
Non Trust Loan Original Balance (see Note 1)
Additional Financing
In Place/Future
Additional Financing Type
Additional Financing Amount
Additional Financing Cumulative Loan PSF
Additional Financing Cumulative LTV
Additional Financing Lender
Additional Financing Interest Rate
Additional Financing Interest Accrual Method
Additional Financing Amortization Type
Additional Financing Origination Date
Additional Financing Monthly IO Payment
Additional Financing Annual IO Payment
Additional Financing Monthly P&I Payment
Additional Financing Annual Payment
Additional Financing Cumulative IO DSCR on NCF
Additional Financing Cumulative P&I DSCR on NCF
Additional Financing Cumulative Debt Yield on NOI
Administrative Fee Rate (see Note 2)

Notes:

1.	The Depositor indicated that the Whole Loan was split into the Mortgage Loan (which is comprised of two notes which are identified in the table below as the “Senior Trust Note” and the “Junior Trust Note”) and the Companion Loan (which is identified in the table below as the “Non-Trust Note”).
Loan	Note Components	Trust Loan Original Balance	Loan	Note Component	Non Trust Loan Original Balance

Mortgage Loan	Senior Trust Note Junior Trust Note	$116,500,000 $103,500,000	Companion Loan	Non-Trust Note	$90,000,000

The Depositor instructed us to use the combined original principal balance of the Senior Trust Note and Junior Trust Note, both as show in the table above, for the “Trust Loan Original Balance” characteristic, which the Depositor indicated relates to the original principal balance of the Mortgage Loan.

Additionally, the Depositor instructed us to use the original principal balance of the Non-Trust Note, as shown in the table above, for the “Non Trust Loan Original Balance” characteristic, which the Depositor indicated relates to the original principal balance of the Companion Loan.

Exhibit 3 to Attachment A

Notes: (continued)

2.	The Depositor indicated that the “Administrative Fee Rate” of “0.0137%” per annum for the Mortgage Loan on the Preliminary Data File is comprised of a trustee fee of 0.0082% per annum, a servicing fee of 0.0050% per annum and a CREFC fee of 0.0005% per annum.
3.	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics (including the information described in Notes 1 and 2 above).